Label	Element	Value
American Funds College 2027 Fund ®
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001547011_SupplementTextBlock
American Funds College Target Date Series® Prospectus Supplement April 7, 2017 (for prospectus dated April 7, 2017)

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds College 2027 Fund ®
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
1.	The following language is added to the end of the paragraph preceding the Fee and expense table:

“and in the sales charge waiver appendix to this prospectus.”

Keep this supplement with your prospectus.